Bank Borrowings - Summary of Classification of Bank Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Bank Borrowings [Abstract]
Non-current	$ 30,373	$ 458	$ 0	$ 0
Current	65,793	20,122	49,879	$ 29,960
Total	$ 96,166	$ 20,580	$ 49,879